SAAT DEFENSIVE STRATEGY FUND (Prospectus Summary): | SAAT DEFENSIVE STRATEGY FUND
Defensive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Defensive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT DEFENSIVE STRATEGY FUND - CLASS A SAAT DEFENSIVE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.51%
Total Annual Fund Operating Expenses	[2]	0.88%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading “Fees and Expenses,” in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT DEFENSIVE STRATEGY FUND - CLASS A SAAT DEFENSIVE STRATEGY FUND	90	281	488	1,084

There are no other changes to the fees and expenses of the Defensive Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk —Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)